Lease - Lease cost (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease
Long-term lease expense	¥ 770
Short-term lease expense	462	¥ 1,872	¥ 7,611
Total lease costs	1,232	1,872	7,611
Impairment of right-of-use assets	¥ 1,347	¥ 0	¥ 0